FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Data Regarding Exchange Rate) (Details)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.110	3.215	3.456
Increase (decrease) during the year		(3.30%)	(7.00%)	(7.80%)
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.520	3.944	3.878
Increase (decrease) during the year		(10.80%)	1.70%	(9.60%)
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate	[1]	229.37	223.11	224.67
Increase (decrease) during the year	[1]	2.80%	(0.70%)	0.60%

[1]	Index for each reporting period's last month, on the basis of 1993 average = 100 points.